Expenses by nature (Tables)	12 Months Ended
Dec. 31, 2021
Expenses by nature
Components of other regional and center support costs

	December 31,	December 31,	December 31,
	2021	2020	2019
Salaries and bonuses	$12,278,518	$9,798,901	$7,122,556
Marketing expenses	6,765,806	6,446,798	2,705,891
Total	$19,044,324	$16,245,699	$9,828,447

Components of corporate, general and administrative costs

	December 31,	December 31,	December 31,
	2021	2020	2019
Salaries and bonuses	$13,145,385	$10,195,949	$7,063,682
Marketing expenses	623,560	1,030,196	1,934,227
Professional and legal fees	3,435,653	2,603,597	2,336,835
Computer supplies and software	1,386,318	859,100	629,176
Transaction costs	426,006	–	385,674
Travel, meals and entertainment	211,704	165,217	404,893
Bad debt expense	–	–	2,894,989
Deferral payment expense (note 13)	300,000	–	–
Insurance	569,471	128,281	114,713
Other	568,857	163,021	607,157
Total	$20,666,954	$15,145,361	$16,371,346